Expenses by nature - Research and development costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development costs
Employee benefit expenses	¥ 351,475	¥ 469,320	¥ 514,456
Technology service fees	597,244	946,700	859,324
Amortization of intangible assets	4,438	6,282	3,396
Depreciation of property and equipment	7,023	14,168	11,182
Impairment loss of intangible assets	2,004	3,837	3,747
Others	14,726	22,334	23,200
Amounts incurred	976,910	1,462,641	1,415,305
Less: capitalized
Employee benefit expenses	(3,892)	(19,827)	(45,016)
Technology service fees	(17,817)	(25,123)	(17,271)
Capitalized research and development costs	(21,709)	(44,950)	(62,287)
Research and development costs	¥ 955,201	¥ 1,417,691	¥ 1,353,018